iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Common Stocks
Alternative Carriers  —  3 .3%
Iridium Communications, Inc. .................. 140,510 $ 8,728,481
a
Cable & Satellite  —  28 .1%
Cable One, Inc. ........................... 12,431 8,168,161
Charter Communications, Inc. , Class A
(a) (b)
......... 28,033 10,298,483
Comcast Corp. , Class A ..................... 930,434 38,659,533
DISH Network Corp. , Class A
(a) (b)
............... 1,328,729 8,756,324
Liberty Broadband Corp. , Class A
(a)
.............. 14,242 1,135,515
Liberty Broadband Corp. , Class C , NVS
(a)
......... 100,746 8,070,762
75,088,778
a
Communications Equipment  —  40 .4%
Arista Networks, Inc.
(a) (b)
..................... 57,048 9,245,199
Ciena Corp.
(a)
............................ 192,449 8,177,158
Cisco Systems, Inc. ........................ 905,596 46,855,537
Juniper Networks, Inc. ...................... 272,956 8,551,712
Lumentum Holdings, Inc.
(a)
................... 149,831 8,499,913
Motorola Solutions, Inc. ..................... 35,055 10,280,930
Ubiquiti, Inc. ............................. 45,468 7,991,001
Viasat, Inc.
(a) (b)
............................ 203,239 8,385,641
107,987,091
a
Integrated Telecommunication Services  —  21 .1%
AT&T, Inc. ............................... 747,349 11,920,217
Frontier Communications Parent, Inc.
(a) (b)
.......... 477,719 8,904,682
Verizon Communications, Inc. ................. 958,100 35,631,739
56,456,638
a
Security Shares Value
a
Movies & Entertainment  —  2 .8%
Roku, Inc. , Class A
(a) (b)
...................... 117,417 $ 7,509,991
a
Wireless Telecommunication Services  —  4 .2%
T-Mobile U.S., Inc.
(a)
........................ 81,868 11,371,465
a
Total Long-Term  Investments — 99.9%
(Cost: $ 358,606,495 ) ................................ 267,142,444
a
Short-Term Securities
Money Market Funds  —  9 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 24,801,986 24,806,946
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 414,851 414,851
a
Total Short-Term Securities — 9.4%
(Cost: $ 25,215,526 ) ................................. 25,221,797
Total Investments — 109.3%
(Cost: $ 383,822,021 ) ................................ 292,364,241
Liabilities in Excess of Other Assets — ( 9 .3 ) % ............... (24,838,201)
Net Assets — 100.0% ................................. $ 267,526,040
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 22,989,137  $ 1,820,709
(a)
$ —  $ 2,585  $ (5,485) $ 24,806,946  24,801,986  $ 14,054
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 123,649  291,202
(a)
—  —  —  414,851  414,851  4,919  —
$ 2,585  $ (5,485)
$ 25,221,797
$ 18,973  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 1 09/15/23 $ 224 $ 4,946

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Telecommunications ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 267,142,444  $ —  $ —  $ 267,142,444
Short-Term Securities
Money Market Funds ...................................... 25,221,797  —  —  25,221,797
$ 292,364,241  $ —  $ —  $ 292,364,241
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,946  $ —  $ —  $ 4,946
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares